Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Composition:

	As of	As of
	December 31,	December 31,
	2023	2022
Cost
Systems and equipment	1,965	1,524
Computers and software	426	404
Office furniture and equipment	132	127
Leasehold improvements	209	207
	2,732	2,262

Less - accumulated depreciation
Systems and equipment	664	443
Computers and software	375	323
Office furniture and equipment	58	48
Leasehold improvements	122	92
	1,219	906

Property and Equipment, Net	1,513	1,356

Depreciation and amortization expenses for the years ended December 31, 2023, 2022 and 2021 were $323, $248 and $127, respectively.